SHARE CAPITAL - Narrative (Details) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) vote shares	Dec. 31, 2023 USD ($) shares
Class of Stock [Line Items]
Tax-related distributions | $	$ 17,400	$ 15,200
Payments of required distribution amounts | $	$ 27,200	$ 38,900
Cresco LLC redemptions (in shares) | shares	4,600	9,400
Decrease from redemptions or purchase of interests (in percent)	0.019	0.037
Subordinate Voting Shares
Class of Stock [Line Items]
Voting rights, number of shares	1
Cresco LLC redemptions (in shares) | shares	4,642	9,407
Proportionate Voting Shares
Class of Stock [Line Items]
Voting rights, number of shares	1
Voting rights, votes per share	200
Super Voting Shares
Class of Stock [Line Items]
Voting rights, number of shares	2,000
Special Subordinate Voting Shares
Class of Stock [Line Items]
Voting rights, number of shares	0.00001